Segment Information (Tables)	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Operating Information
The following table provides operating financial information for our two reportable segments:

	Three Months Ended
	March 31,
(dollars in millions)	2019	2018
External Operating Revenues
Consumer
Service	$16,261	$15,814
Wireless equipment	4,166	4,270
Other	1,671	1,480
Total Consumer	22,098	21,564

Business
Global Enterprise	2,690	2,825
Small and Medium Business	2,704	2,528
Public Sector and Other	1,471	1,429
Wholesale	841	986
Total Business	7,706	7,768
Total reportable segments	$29,804	$29,332

Intersegment Revenues
Consumer	$50	$63
Business	13	15
Total reportable segments	$63	$78

Total Operating Revenues
Consumer	$22,148	$21,627
Business(1)	7,719	7,783
Total reportable segments	$29,867	$29,410

Operating Income
Consumer	$7,250	$6,935
Business	1,048	1,114
Total reportable segments	$8,298	$8,049

(1) Service and other revenues and Wireless equipment revenues included in our Business segment amounted to approximately $6.9 billion and $765 million, respectively, for the three months ended March 31, 2019 and approximately $7.0 billion and $770 million, respectively, for the three months ended March 31, 2018.

The following table provides Fios revenue for our two reportable segments:

	Three Months Ended
	March 31,
(dollars in millions)	2019	2018
Consumer	$2,764	$2,734
Business	243	217
Total Fios revenue	$3,007	$2,951

The following table provides Wireless service revenue under our current reportable structure and includes intersegment activity:

	Three Months Ended
	March 31,
(dollars in millions)	2019	2018
Consumer	$13,357	$12,881
Business	2,694	2,501
Total Wireless service revenue	$16,051	$15,382

Our segments and their principal activities consist of the following:

Segment	Description
Verizon Consumer Group
Our Consumer segment provides consumer-focused wireless and wireline communications services and products. Our wireless services are provided across one of the most extensive wireless networks in the U.S. under the Verizon Wireless brand and through wholesale and other arrangements. Our wireline services are provided in nine states in the Mid-Atlantic and Northeastern U.S., as well as Washington D.C., over our 100% fiber-optic network under the Fios brand and over a traditional copper-based network to customers who are not served by Fios.

Verizon Business Group
Our Business segment provides wireless and wireline communications services and products, video and data services, corporate networking solutions, security and managed network services, local and long distance voice services and network access to deliver various IoT services and products. We provide these products and services to businesses, government customers and wireless and wireline carriers across the U.S. and select products and services to customers around the world.

Summary of Reconciliation of Segment Operating Revenues
A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	Three Months Ended
	March 31,
(dollars in millions)	2019	2018
Total reportable segment operating revenues	$29,867	$29,410
Corporate and other	2,335	2,463
Eliminations	(74)	(101)
Total consolidated operating revenues	$32,128	$31,772

Summary of Reconciliation of Segment Operating Income
A reconciliation of the total of the reportable segments’ operating income to consolidated income before provision for income taxes is as follows:

	Three Months Ended
	March 31,
(dollars in millions)	2019	2018
Total reportable segment operating income	$8,298	$8,049
Corporate and other	(386)	(385)
Other components of net periodic benefit charges (Note 9)	(203)	(208)
Acquisition and integration related charges	—	(107)
Total consolidated operating income	7,709	7,349

Equity in losses of unconsolidated businesses	(6)	(19)
Other income (expense), net	295	(75)
Interest expense	(1,210)	(1,201)
Income Before Provision For Income Taxes	$6,788	$6,054